Notes to consolidated cash flow statement	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Notes to consolidated cash flow statement

43.	Notes to consolidated cash flow statement
Operating activities
Other
non-cash
expenses/(income), net for the year ended December 31, 2021 mainly includes (i) Euro 114,963 thousand relating to the excess of the fair value of Zegna ordinary shares issued as part of the Business Combination and the fair value of IIAC’s identifiable net assets acquired, (ii) Euro 37,906 thousand for the issuance of 5,031,250 Zegna ordinary shares, to be held in escrow, to the holders of IIAC class B shares, (iii) Euro 16,290 thousand non-cash
share-based compensation, and (iv) rent reductions received as a result of the
COVID-19
pandemic and defined benefit obligations.
For the year ended December 31, 2020 other
non-cash
expenses/(income), net mainly includes the effects of rent reductions received as a result of the
COVID-19
pandemic.
The change in other operating assets and liabilities primarily relates to indirect taxes, accrued income and expenses, and deferred charges.

Investing activities
Business combinations, net of cash acquired relates to the net cash outflows of acquisitions made by the Group (excluding the Business Combination). Please refer to Note 5 -
Business combinations
for further details.